Long-term Investments	12 Months Ended
Jul. 31, 2019
Disclosure Of Long Term Investment Abstract
Long-term Investments

20. Long-term Investments

	Cost July 31, 2018	Fair value July 31, 2018	Investment	Divesture/ Transfer	Subtotal July 31, 2019	Change in fair value	Fair value July 31, 2019
	$	$	$	$	$	$	$
Level 1 Investments
Fire & Flower Inc. common shares	–	–	2,970	(2,493)	477	(477)	–
Fire & Flower Inc. common share purchase warrants[1]	–	–	505	(262)	243	(243)	–
Inner Spirit common shares[1]	–	–	2,850	–	2,850	150	3,000
Level 2 Investments
Inner Spirit common share purchase warrants[1]	–	–	414	–	414	(11)	403
Level 3 Investments
Greentank Technologies[1]	–	–	6,723	–	6,723	(149)	6,574
Neal Brothers Inc. [1]	–	–	4,000	–	4,000	–	4,000
Segra International Corp.	–	100	–	–	100	200	300
Total	–	100	17,462	2,755	14,807	(530)	14,277

[1] Acquired in the Newstrike acquisition on May 24, 2019 at fair market value

Fire & Flower Inc.

Common Shares

On November 1, 2018, the Company obtained 1,980,000 subscription receipts in the entity F&F for proceeds of $2,970. The subscription receipts converted to common shares of F&F at a 1:1 ratio on February 19, 2019 upon the commencement of trading on the TSX Venture and held an initial fair value of $2,970. On July 25, 2019, the Company liquidated the investment in full resulting in a cash injection net of fees of $2,493. The Level 1 long term investment and associated realized loss as at July 30, 2019, were $Nil and ($477), respectively.

Common Share Purchase Warrants

On May 24, 2019, through the acquisition of Newstrike, the Company obtained 1,000,000 common share purchase warrants in the entity F&F. Each warrant entitles the Company to a common share at a ratio of 1:1. The warrants held an initial fair value of $505. The investment was fair valued through the Black Scholes-Merton model at $243 and disposed of as at July 30, 2019. The Company realized a loss of ($243) as at July 30, 2019 based upon the following assumptions and inputs:

•	market price of $1.33;
•	expected life of 0.70 year;
•	$Nil dividends;
•	100% volatility based upon comparative market indicators and historical data;
•	risk free interest rate of 1.46%.

Inner Spirit Holding Inc.

Common Shares

On May 24, 2019, through the acquisition of Newstrike, the Company obtained 15,000,000 common shares in the entity Inner Spirit Holdings Inc. which held a fair value of $2,850. The investment held an unrealized gain of $150 as at July 31, 2019 based upon the market price of $0.20 per common share.

Common Share Purchase Warrants

On May 24, 2019, through the acquisition of Newstrike, the Company obtained 7,500,000 common share purchase warrants in the entity Inner Spirit Holdings Inc. Each warrant entitles the Company to a common share at a ratio of 1:1. The warrants held an initial fair value of $414. The investment was fair valued through the Black Scholes-Merton model and held an unrealized loss of ($11) as at July 31, 2019 based upon the following assumptions and inputs:

•	market price of $0.20;
•	expected life of 1.00 year;
•	$Nil dividends;
•	100% volatility based upon comparative market indicators and historical data;
•	risk free interest rate of 1.48%.

Greentank Technologies.

On February 22, 2019, Newstrike acquired 1,953,125 preferred shares of Greentank Technologies for cash consideration of $6,622 (USD$5,000). The investment is strategic and long term in nature. The investments initial fair value upon the acquisition of Newstrike was $6,723 and is measured through fair value through profit and loss. The fair value was established using the information from a recent financing which demonstrates the same underlying preferred share value as the original investment consideration. During the stub period ended July 31, 2019, there was a decrease in fair value of $149 due to a reduction of CAD/USD rate (July 31, 2018 - $Nil). A variance of 5% to the underlying preferred share price would result in a change of $331 to the investments fair value.

Neal Brothers Inc.

The Company also acquired 19.9% of the shares of Neal Brothers Inc. through the acquisition of Newstrike on May 24, 2019. The Company holds no board seat. The initial investment was for cash consideration of $5,604. The Company has measured these investments at fair value upon the date of acquisition which was determined to be $4,000. During the stub period ended July 31, 2019, there was no change in fair value (July 31, 2018 - $Nil). A variance of 5% to the underlying investment would result in a change of $200 to the investments fair value.

Segra International Corp.

The Company holds 400,000 shares in the private entity Segra International Corp. The investment represents a strategic long term investment in the cannabis micropropogation entity. The initial investment was made for $0.25 per share. The Company has measured this investment to its fair value of $0.75 per share which totalled $300 as at July 31, 2019 (July 31, 2018 – $100). The fair value measurement was based upon the most recent financing information and the associated unrealized gain of $200 (July 31, 2018 - $Nil) was recorded through profit and loss. A variance of 5% to the underlying share price would result in a nominal change to the investments fair value.